Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	$ 390,918	$ 208,525
Unquoted bonds	2,706	2,968
Total	393,624	211,493
AAA Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	44,616	44,954
Unquoted bonds
Total	44,616	44,954
AA+ Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	2,049	4,611
Unquoted bonds
Total	2,049	4,611
AA1 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	1,754
Unquoted bonds
Total	1,754
AA Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	2,238	2,926
Unquoted bonds
Total	2,238	2,926
Aa2 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	5,677	7,531
Unquoted bonds
Total	5,677	7,531
AA- Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	1,991	9,409
Unquoted bonds
Total	1,991	9,409
Aa3 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	15,587	2,394
Unquoted bonds
Total	15,587	2,394
A+ Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	12,350	18,341
Unquoted bonds
Total	12,350	18,341
A1 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	13,709	1,514
Unquoted bonds
Total	13,709	1,514
A Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	41,400	28,935
Unquoted bonds
Total	41,400	28,935
A2 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	32,759	5,435
Unquoted bonds
Total	32,759	5,435
A- Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	43,237	32,466
Unquoted bonds
Total	43,237	32,466
A3 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	47,680	8,975
Unquoted bonds
Total	47,680	8,975
BBB+ Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	35,224	16,039
Unquoted bonds
Total	35,224	16,039
BBB Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	32,919	14,521
Unquoted bonds
Total	32,919	14,521
Baa1 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	8,573
Unquoted bonds
Total	8,573
Baa2 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	20,598	1,396
Unquoted bonds
Total	20,598	1,396
Baa3 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	7,608
Unquoted bonds
Total	7,608
BBB- Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	10,127	7,333
Unquoted bonds
Total	10,127	7,333
BB+ Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	1,374
Unquoted bonds
Total	1,374
Ba1 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	4,532
Unquoted bonds
Total	4,532
Ba2 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	2,163
Unquoted bonds
Total	2,163
Ba3 Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	1,085
Unquoted bonds
Total	1,085
B+ Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	210
Unquoted bonds
Total	210
Not Rated Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	1,458	1,529
Unquoted bonds	2,706	2,968
Total	$ 4,164	4,497
BB- Rating Grade [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds		216
Unquoted bonds
Total		$ 216